Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Summary of Indirect Guarantees
				Debtor			Outstanding balance as of
Type	Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2017	12-31-2016
Secured	Bonds Serie B	October 2028	Bondholders of Enel Américas' Bonds	Enel Américas S.A.	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.) (1)	Codebtor	USD	31,294	33,449
						Total		31,294	33,449
(1)

As a result of the Enersis’ Spin-Off and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless that the payment obligation remains in Enel Américas S.A.